Loan Commitments And Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2020
Loan Commitments And Other Related Activities [Abstract]
Contractual Amounts Of Financial Instruments With Off-Balance-Sheet Risk

	2020		2019
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$1,072,963	$31,239	$314,705	$43,979
Unused lines of credit	$20,395	$65,788	$10,678	$55,684
Standby letters of credit	$3,997	$-	$1,415	$-